OTHER ASSETS AND OTHER LIABILITIES, Movement of Provision for Sundry Risks (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/) [1]	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Balance at the beginning of the year	S/ 514,382	$ 514,382	$ 359,853	$ 342,350
Provision, Note 29		70,824	140,897	27,272
Increase (decrease), net		28,806	13,632	(9,769)
Balances	S/ 614,012	$ 614,012	$ 514,382	$ 359,853

[1]	The movement of the provision for sundry risks for the years ended December 31, 2021, 2020 and 2019 was as follows: